PARENT-ONLY FINANCIALS (Tables)	12 Months Ended
Mar. 31, 2022
PARENT-ONLY FINANCIALS
Schedule of condensed balance sheets

CONDENSED BALANCE SHEETS

	March 31,	March 31,
	2022	2021
ASSETS
Current Assets
Cash and cash equivalents	$116,613	$1,609,778
Due from subsidiaries	12,587,739	8,170,057
Prepayments, other receivables and other assets, net	135,252	136,901
Total Current Assets	12,839,604	9,916,736

Other Assets
Intangible assets	600,000	675,000
Total Assets	$13,439,604	$10,591,736

LIABILITIES AND EQUITY
Current Liabilities
Accrued expenses and other liabilities	$—	$—
Derivative liabilities	2,215,204	1,278,926
Total Current Liabilities	2,215,204	1,278,926

Other Liabilities
Excess of investments in subsidiaries	2,310,937	3,456,097
Total Liabilities	4,526,141	4,735,023

Commitments and Contingencies
Mezzanine Equity (redeemable)
Series A convertible preferred stock (par value $0.0001 per share, 5,000 shares authorized; 5,000 shares issued and outstanding at December 31, 2021), net of issuance costs of $118,344	820,799	—

Stockholders’ Equity
Common stock (par value $0.0001 per share, 10,000,000 shares authorized; 6,186,783 and 4,978,073 shares issued and outstanding at March 31, 2022 and 2021, respectively)*	630	498
Additional paid-in capital	42,803,033	40,759,807
Accumulated deficit	(34,601,545)	(34,064,921)
Accumulated other comprehensive loss	(109,454)	(838,671)
Total Senmiao Technology Limited Stockholders’ Equity	8,092,664	5,856,713
Total Liabilities, Mezzanine Equity and Equity	$13,439,604	10,591,736

Schedule of condensed statement of operations

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS

	For the Years Ended March 31,
	2022	2021
General and administrative expenses	$(2,339,378)	$(2,070,303)
Other Income, net	16,189	582
Change in fair value of derivative liabilities	6,951,482	(1,710,415)
Issuance costs for issuing series A convertible preferred stock	(821,892)	—
Equity of losses in subsidiaries	(4,343,025)	(6,579,922)
Net loss	(536,624)	(10,360,058)
Foreign currency translation adjustment	80,321	(331,193)
Comprehensive loss attributable to stockholders	$(456,303)	$(10,691,251)

Schedule of condensed statement of cash flows

CONDENSED STATEMENTS OF CASH FLOWS

	For the Years Ended March 31,
	2022	2021
Cash Flows from Operating Activities:
Net loss	$(536,624)	$(10,360,058)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity of loss of subsidiaries	4,343,025	6,579,922
Amortization of intangible asset	75,000	75,000
Issuance cost incurred for issuing series A convertible preferred stock	821,892	—
Stock compensation expense	653,000	445,000
Change in fair value of derivative liabilities	(6,951,482)	1,710,415
Prepayments, receivables and other assets	1,651	(44,526)
Accrued expenses and other liabilities	175,008	(65,495)
Net Cash Used in Operating Activities	(1,418,530)	(1,659,742)

Cash Flows from Investing Activities:
Working capital contribution for subsidiaries	(5,749,950)	(3,600,000)
Net Cash Used in Investing Activities	(5,749,950)	(3,600,000)

Cash Flows from Financing Activities:
Net proceeds from issuance of common stock and warrants in a registered direct public offering	5,771,053	5,743,905
Net proceeds from issuance of common stock in an underwritten public offering	—	5,261,297
Net proceeds from issuance of common stock upon warrants exercised	22,015	683,046
Net proceeds from exercise of underwriters’ over-allotment option	—	837,000
Net proceeds from issuance of series A convertible preferred stock and warrants in a private placement offering	4,369,937	—
Borrowings to subsidiaries	(4,487,690)	(5,658,318)
Net Cash Provided by Financing Activities	5,675,315	6,866,930

Net increase (decrease) in cash and cash equivalents	(1,493,165)	1,607,188
Cash and cash equivalents, beginning of year	1,609,778	2,590
Cash and cash equivalents, end of year	$116,613	$1,609,778

Supplemental Cash Flow Information
Cash paid for interest expense	$—	$—
Cash paid for income tax	$—	$—

Non-cash Transaction in Investing and Financing Activities
Prepayments in exchange of intangible assets	$—	$—
Allocation of fair value of derivative liabilities for issuance of common stock proceeds	$7,932,341	$997,193
Allocation of fair value of derivative liabilities to additional paid in capital upon warrants exercised	$45,674	$1,771,213
Issuance of restricted stock units from accrued expenses and other liabilities	$—	$—